Summary of Significant Accounting Policies and Basis of Presentation - Restatement of Cash Flows (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net cash used in operating activities		$ (415,674)		$ (524,673)	$ (907,923)
Net cash provided by investing activities		(200,000,000)		(200,000,000)	$ 96,478
Net cash provided by financing activities		$ 201,564,157		201,564,157
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net cash used in operating activities	$ (610,434)		$ (777,595)	(524,673)
Net cash provided by investing activities			96,478	(200,000,000)
Net cash provided by financing activities	85,000			201,564,157
Supplemental disclosure of noncash activities:
Change in initial value of Class A common stock subject to possible redemption	(20,841,640)		(23,118,761)
Restatement Adjustment [Member]
Supplemental disclosure of noncash activities:
Change in initial value of Class A common stock subject to possible redemption	20,841,640		23,118,761
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net cash used in operating activities	(610,434)		(777,595)	(524,673)
Net cash provided by investing activities			$ 96,478	(200,000,000)
Net cash provided by financing activities	$ 85,000			$ 201,564,157